Share-based Payments	6 Months Ended
Jun. 30, 2022
Share-based Payments
Share-based Payments

17.Share-based Payments

Overview

Lilium offers several share-based plans as summarized in the table below. All plans are equity-settled, except for new success fees and Joint Stock Option Plan (“JSOP”; including bonus) which are treated as cash-settled. There are no major changes to the plans compared to what was described in the financial statements for 2021 except for the fact that the attrition rate has been modified to reflect a higher expected attrition than assumed before.

The table below summarizes the expense/(income) recorded for share-based payments in the six-months periods ended June 30, 2022 and 2021:

In € thousand	2022	2021
General population and executives – standard ESOP (equity-settled)	5,225	17,925
General population – RSU	1,728	—
Executives – ESOP modified	1,705	—
Executives – RSU	1,676	—
Executives – Performance-based stock options	(919)	—
Executives – Time-based stock options	3,463	—
Executives – Success fees (cash-settled)	2,141	—
Executives – Success fee (equity-settled)	—	1,506
JSOP incl. bonus (cash-settled)	(3,411)	—
Total expense	11,608	19,431

Standard ESOP

The grant date fair value of the equity-settled options was estimated for those participants who received options under the ESOP or who signed the revised agreement which resulted in a capital reserve of €105,867 thousand in total as of June 30, 2022 (December 31, 2021: €100,684 thousand).

The expense recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Expense arising from equity-settled share-based payments	5,225	17,925
Expense arising from cash-settled share-based payments	—	—

The weighted average fair value of options granted during the period was €17,483 thousand (2021: €15,430 thousand). The exercise price for all options is €1.

Movements during the period

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the six-months periods ended June 30, 2022 and 2021 (in Lilium N.V. shares):

Equity-settled options:

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	19,573,307	€0.00	17,204,854	€0.00
Granted during the period	5,714	€0.00	1,279,936	€0.00
Forfeited during the period	(442,835)	€0.00	(285,700)	€0.00
Exercised during the period	(8,253,725)	€0.00	—	—
Transferred to cash-settled	(22,856)	€0.00	—	—
Transferred from cash-settled	—	—	908,526	€0.00
Outstanding at June 30	10,859,605	€0.00	19,107,616	€0.00

The exact WAEP for all options is €1 divided by 2,857, which is €0.00035 and rounded to nil.

Total options that vested during the period were 1,545,389 options (2021: 2,437,021 options). The weighted average share price for exercised options has been €3.77.

General population - Restricted Stock Units (“RSU”)

The expense recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Expense arising from equity settled RSU	1,728	—

The agreements have now been finalised and granted, and the general terms and conditions have been fixed.

Movements during the periods

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, RSU during the six-months periods ended June 30, 2022 and 2021:

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	162,800	€0.12	—	—
Assigned during the period	2,782,614	€0.12	—	—
Forfeited during the period	(9,837)	—	—	—
Outstanding at June 30	2,935,577	€0.12	—	—

The weighted average remaining contractual life of RSU is 0.4 years.

Measurement of fair values

The options are equity settled and have an exercise price of nominal €0.12 per share. The exercise price is significantly lower than the share price at grant date. Accordingly, the intrinsic value of the RSU has been used, i.e. the share price at grant date less the exercise price. During the period, the weighted average fair value of options granted or reasonably expected to be granted in the future is €2.32.

Executives - Employee Stock Option Program (“ESOP”) modified

Some executives have received ESOP comparable with the general ESOP program, but with individual conditions in respect to the vesting scheme and with different exercise prices.

The expense recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Expense arising from equity-settled share-based payments	1,705	—

The total fair value of outstanding options granted was measured at €10,771 thousand.

Movements during the periods

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, Lilium N.V. share-based share options during the six-months periods ended June 30, 2022 and 2021:

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	1,888,477	€7.90	—	—
Granted during the period	—	—	—	—
Forfeited during the period	(86,796)	€8.90	—	—
Outstanding at June 30	1,801,681	€7.85	—	—

Total options in Lilium N.V. shares vested during the period was 159,995 options (prior period 2021: 0 options). As of June 30, 2022, none of the options granted under the ESOP plan had been exercisable and/or eligible to be settled. The weighted average remaining contractual life is 11.9 years.

Measurement of fair values

No options have been granted in the first six months 2022 under this plan. Hence, no valuation was necessary due to equity settlement.

Executives - Restricted Stock Units (“RSU”)

The expense recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Expense arising from equity settled RSU	1,676	—

Movements during the periods

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the six-months periods ended June 30, 2022 and 2021:

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	1,050,913	€0.12	—	—
Assigned during the period	370,434	€0.12	—	—
Forfeited during the period	(163,200)	€0.12	—	—
Exercised during the period	(49,548)	€0.12
Outstanding at June 30	1,208,599	€0.12	—	—

In the table above, assigned rights include granted rights as well as rights explicitly expected to be granted in the future. 99,609 options are exercisable as of June 30, 2022. The weighted average remaining contractual life is 1.7 years.

Measurement of fair values

Similar to the RSU for the general population the exercise price is significantly below the share price at grant. While a Black-Scholes model was used to determine the RSU fair market value, the outcome of the valuation basically reflects the intrinsic value of the RSU. Accordingly, input parameters other than the share price are not material.

For fair value calculations the share price was taken as the closing price at grant date of Lilium N.V. share. The weighted average fair value of options assigned during the period was €2.95.

Executives – Performance-based stock options

The income recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Income arising from performance-based stock options	(919)	—

Movements during the periods

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the six-months periods ended June 30, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	7,036,501	€8.15	—	—
Assigned during the period	1,272,059	€9.42	—	—
Forfeited during the period	(4,711,839)	€8.66	—	—
Outstanding at June 30	3,596,721	€7.93	—	—

No options are exercisable as of June 30, 2022. The weighted average remaining contractual life is 9.5 years.

As of June 1, 2022, 4,341 thousand performance stock options granted to a key management person were forfeited and the expense already recognized from prior years (€1,553 thousand) has been released in general and administrative expense. The forfeiture was the result of a change in responsibilities which result in a different remuneration. In total, 1,006 thousand options were newly granted to the key management person, and an expense of €17 thousand has been recognized for the period January 1 – June 30, 2022. The reason for the grant of the new options was partially as ex-gratia benefit for his services rendered in his former role as well as an incentive for his new role. The number of options therefore take into account the 681 thousand options under the former arrangement, for which the service condition was already fulfilled. The remaining 325 thousand options must fulfill the service vesting condition until 2025 and all options remain subject to the previously agreed performance vesting condition. The exercise price is unchanged, for further details of the plan we refer to the financial statements for the fiscal year 2021.

Measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for new performance-based stock options for the period ended June 30, 2022:

June 30, 2022
Risk free rate range	0.60% - 0.81%
Expected dividend yield	—
Expected exercise term	3.3 years
Expected volatility	109.9% - 111.4%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. For fair value calculation the share price was taken as the closing price at grant date of Lilium N.V. The weighted average fair value of options granted during the period was €1.12, the exercise prices are within the range €9.39 - €9.55.

The ex-gratia grants are included in the new options above, based on market conditions at June 1, 2022.

Executives – Time-based stock options

The expense recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Expense arising from time-based stock options	3,463	—

Movements during the periods

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the six-months periods ended June 30, 2022 and 2021:

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	2,951,000	€7.25	—	—
Granted during the period	768,817	€3.62	—	—
Forfeited during the period	—	—	—	—
Outstanding at June 30	3,719,817	€6.50	—	—

As of June 30, 2022, in total 567,500 stock options are exercisable. The weighted average remaining contractual life is 9.9 years.

Measurement of fair values

The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for time-based stock options as of the grant date:

June 30, 2022
Risk free rate	(0.69)% – 0.21%
Expected dividend yield	—
Expected exercise term	9.9 years
Expected volatility	121.9% - 124.1%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. Other common inputs to option pricing models such as discount rate, dividends expected and expected term. For fair value calculation the share price was taken as the closing price at grant date of Lilium N.V. share. The weighted average fair value of options granted during the period was €1.57. The weighted average exercise price of the option is €3.62.

Executives – Success fees

The expense recognized for participant services received during the six-months periods ended June 30, 2022 and 2021 is shown in the following table:

In € thousand	2022	2021
Expense for success fees cash-settled	2,141	—
Expense for success fee equity-settled	—	1,506
Total expense	2,141	1,506

As of June 30, 2022, €4,731 thousand are recorded as provisions in the consolidated statement of financial position.

Measurement of success fees

The success fees were measured as discounted expected cash flows for the success fee arrangements.

The total expense of success fees is calculated as a percentage of the amount raised and recognized over the period of grant date and estimated fundraising dates i.e., over the period when the performance condition is expected to be satisfied. The expected fundraising amounts are adjusted to the probability of fundraising, based on management’s best estimate which is 67 % and a weighted average timing of 1.6 years. Discount rates in the range of 0.32 % to 0.81 % have been applied.

Executives - Joint Stock Ownership Plan (JSOP) and bonus

Expenses/(income) during the six-months periods ended June 30, 2022 and 2021 from the JSOP and the bonus are shown in the following table, the award is fully vested:

In € thousand	2022	2021
Expense/(income) for JSOP	(2,718)	—
Expense/(income) for bonus	(693)	—
Total expense/(income)	(3,411)	—

The JSOP and the bonus have been revaluated as of June 30, 2022, and due to the decrease in the share price, an income has been recorded.

Advisors – Strategic collaboration agreement (Azul Warrants)

The Azul up-front warrants have not been exercised by Azul as of June 30, 2022 and December 31, 2021. For the status of the commitment, refer to note 20.